                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-3706
                                  ----------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                    64111
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   (Address of principal executive offices)               (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------
Date of fiscal year end:          08-31
                          ------------------------------------------------------
Date of reporting period:         05-31-2006
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE MONEY MARKET FUND
MAY 31, 2006

[american century investments logo and text logo]

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES - 99.72%
CALIFORNIA - 99.2%
        $9,299,074  ABN AMRO Leasetops Certificates
                    Trust Rev., Series 2003-1, VRDN,
                    3.39%, 6/7/06 (Ambac)
                    (SBBPA: ABN AMRO Bank N.V.)
                    (Acquired 1/29/03,
                    Cost $9,299,074)(1)                            $   9,299,074
         5,000,000  ABN AMRO Munitops Certificate
                    Trust GO, Series 2005-26, VRDN,
                    3.54%, 6/8/06 (CIFG-TCRS)
                    (SBBPA: ABN AMRO Bank N.V.)                        5,000,000
         6,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2003-17, VRDN,
                    3.50%, 6/1/06 (MBIA)
                    (SBBPA: ABN Amro Bank N.V.)                        6,000,000
        10,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2005-32, VRDN,
                    3.50%, 6/1/06 (Ambac)
                    (SBBPA: ABN AMRO Bank N.V.)
                    (Acquired 8/16/05,
                    Cost $10,000,000)(1)                              10,000,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-11, VRDN,
                    3.50%, 6/1/06 (MBIA)
                    (SBBPA: ABN Amro Bank N.V.)
                    (Acquired 3/28/06,
                    Cost $5,000,000)(1)                                5,000,000
         4,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-19, VRDN,
                    3.50%, 6/1/06 (MBIA)
                    (SBBPA: ABN Amro Bank N.V.)
                    (Acquired 5/5/06,
                    Cost $4,000,000)(1)                                4,000,000
         1,865,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 1997
                    D, VRDN, 3.54%, 6/1/06
                    (LOC: Bank of Nova Scotia)                         1,865,000
         2,755,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 1999
                    G, (Capital Improvements
                    Financing Projects), VRDN, 3.56%,
                    6/1/06 (Ambac) (SBBPA: Dexia
                    Credit Local)                                      2,755,000
         4,310,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 1999
                     H, (Capital Improvements
                    Financing Projects), VRDN, 3.56%,
                    6/1/06 (Ambac) (SBBPA: Dexia
                    Credit Local)                                      4,310,000
           640,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 2000
                    I, VRDN, 3.46%, 6/1/06 (Ambac)
                    (SBBPA: KBC Bank N.V.)                               640,000
         4,605,000  Apple Valley COP, (Public Facilities
                    Financing), VRDN, 3.45%,
                    6/1/06 (LOC: California State
                    Teacher's Retirement)                              4,605,000
         5,985,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Episcopal Homes Foundation),
                    VRDN, 3.18%, 6/7/06
                    (LOC: Wells Fargo Bank N.A)                        5,985,000
         2,945,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    (Institute Defense Analyses),
                    VRDN, 3.48%, 6/1/06 (Ambac)
                    (SBBPA: Wachovia Bank N.A.)                        2,945,000
         2,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    (Point Loma Nazarene University),
                    VRDN, 3.51%, 6/1/06
                    (LOC: Allied Irish Bank plc)                       2,000,000
         5,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    (The Thacher School), VRDN,
                    3.47%, 6/1/06
                    (SBBPA: Keybank, N.A.)                             5,000,000
         3,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2002 A, (Hamilin School),
                    VRDN, 3.44%, 6/1/06
                    (LOC: BNP Paribas)                                 3,000,000
         5,000,000  Auburn Union School District COP,
                    VRDN, 3.48%, 6/1/06 (FSA)
                    (SBBPA: Dexia Credit Local)                        5,000,000
         2,300,000  Barstow Multifamily Housing Rev.,
                    (Desert Vista Apartments), VRDN,
                    3.19%, 6/7/06 (LOC: FHLB)                          2,300,000

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         7,500,000  California Community College
                    Financing Auth. Rev., Series 2005
                    A, 4.00%, 6/30/06 (FSA)                            7,508,013
         3,295,000  California Department of Water
                    Resources Power Supply Rev., (PT
                    748), VRDN, 3.53%, 6/1/06
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/27/03,
                    Cost $3,295,000)(1)                                3,295,000
         6,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 C16, VRDN, 3.44%,
                    6/1/06 (LOC: Bank of New York)                     6,000,000
           250,000  California Department of Water
                    Resources Rev., Series 2002 B4,
                    VRDN, 3.50%, 6/1/06
                    (LOC: Bayerische Landesbank)                         250,000
         4,600,000  California Department of Water
                    Resources Rev., Series 2002 B5,
                    VRDN, 3.53%, 6/1/06 (LOC:
                    Bayerische Landesbank,
                    Westdeutsche Landesbank AG)                        4,600,000
         3,875,000  California Department of Water
                    Resources Rev., Series 2002 C7,
                    VRDN, 3.40%, 6/1/06 (FSA)
                    (SBBPA: Dexia Credit Local)                        3,875,000
         2,900,000  California Economic Development
                    Financing Auth. Rev., (Volk
                    Enterprises Inc.), VRDN, 3.41%,
                    6/1/06 (LOC: JPMorgan Chase
                    Bank) (Acquired 3/8/04,
                    Cost $2,900,000)(1)                                2,900,000
         2,600,000  California Economic Recovery
                    Rev., Series 2004 C21, VRDN,
                    3.40%, 6/7/06 (XLCA)
                    (SBBPA: Dexia Credit Local)                        2,600,000
         9,900,000  California Educational Facilities
                    Auth. Rev., (Chapman University),
                    VRDN, 3.33%, 6/7/06
                    (LOC: Allied Irish Bank plc)                       9,900,000
           275,000  California Educational Facilities
                    Auth. Rev., (Mount St. Mary's
                    College), VRDN, 3.23%, 6/7/06
                    (LOC: Allied Irish Bank plc)                         275,000
         4,000,000  California Educational Facilities
                    Auth. Rev., (Point Loma Nazarene
                    University), VRDN, 3.51%, 6/1/06
                    (GO of University) (LOC: Allied
                    Irish Bank plc)                                    4,000,000
         9,800,000  California Educational Facilities
                    Auth. Rev., (University of San
                    Francisco), VRDN, 3.35%, 6/7/06
                    (LOC: Allied Irish Bank plc)                       9,800,000
         3,660,000  California Educational Facilities
                    Auth. Rev., Series 2002 A, (Art
                    Center Design College), VRDN,
                    3.41%, 6/1/06 (LOC: Allied Irish
                    Bank plc)                                          3,660,000
         8,005,000  California Educational Facilities
                    Auth. Rev., Series 2002 B, (Art
                    Center Design College), VRDN,
                    3.51%, 6/1/06 (LOC: Allied Irish
                    Bank plc)                                          8,005,000
         5,000,000  California GO, (PA 1164), VRDN,
                    3.52%, 6/1/06 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    7/10/03, Cost $5,000,000)(1)                       5,000,000
         4,325,000  California GO, (PA 1357), VRDN,
                    3.52%, 6/1/06 (LOC: Merrill
                    Lynch Capital Services, Inc.)                      4,325,000
         1,350,000  California GO, (PT 2831), VRDN,
                    3.50%, 6/1/06 (Ambac) (SBBPA:
                    Dexia Credit Local) (Acquired
                    7/5/05, Cost $1,350,000)(1)                        1,350,000
         1,500,000  California GO, Series 2003 A2,
                    VRDN, 3.50%, 6/1/06 (LOC:
                    Westdeutsche Landesbank AG)                        1,500,000
         5,000,000  California GO, Series 2003 C3,
                    VRDN, 3.42%, 6/1/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., Bank of Nova Scotia)                         5,000,000
         1,900,000  California GO, Series 2003 C4,
                    VRDN, 3.44%, 6/1/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., Bank of Nova Scotia)                         1,900,000
        10,500,000  California GO, Series 2005 A3,
                    VRDN, 3.18%, 6/7/06 (LOC: Bank
                    of America N.A.)                                  10,500,000

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        12,930,000  California Housing Finance Agency
                    Rev., Series 2001 F, (Multifamily
                    Housing III), VRDN, 3.23%,
                    6/7/06 (SBBPA: FNMA)                              12,930,000
        11,300,000  California Housing Finance Agency
                    Rev., Series 2002 B, (Multifamily
                    Housing III), VRDN, 3.49%,
                    6/1/06 (SBBPA: FNMA)                              11,300,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Academy of Motion Picture Arts
                    and Sciences Obligated Group),
                    VRDN, 3.48%, 6/1/06 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                       4,000,000
         4,600,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Humane Society), VRDN, 3.47%,
                    6/1/06 (LOC: Comercia Bank)                        4,600,000
         2,830,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Rural Community Assistance),
                    VRDN, 3.47%, 6/1/06 (LOC: Bank
                    of the West)                                       2,830,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, VRDN, 3.41%,
                    6/7/06 (LOC: Wells Fargo
                    Bank, N.A.)                                        4,000,000
         5,465,000  California Public Works Board
                    Rev., Series 2001 (PA 814), VRDN,
                    3.51%, 6/1/06 (MBIA) (SBBPA:
                    Merrill Lynch Capital Services,
                    Inc.) (Acquired 5/26/05,
                    Cost $5,465,000)(1)                                5,465,000
         4,700,000  California Rev., (Revenue
                    Anticipation), 4.50%, 6/30/06                      4,705,493
        19,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2004 M, VRDN, 3.19%, 6/7/06                       19,500,000
         5,535,000  California Statewide Communities
                    Development Auth. Special Tax
                    Rev., VRDN, 3.53%, 6/1/06 (LOC:
                    Merrill Lynch Capital Services,
                    Inc.) (Acquired 8/6/01-3/13/03,
                    Cost $5,535,000)(1)                                5,535,000
         3,150,000  California Statewide Financing
                    Auth. Rev., VRDN, 3.53%,
                    6/1/06 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    2/17/05-1/12/06,
                    Cost $3,150,000)(1)                                3,150,000
         1,900,000  City of Davis Special Tax Rev.,
                    (Community Facilities District No.
                    1999-2), VRDN, 3.42%, 6/1/06
                    (LOC: Wells Fargo Bank, N.A.)                      1,900,000
         4,000,000  City of Fremont COP, (Building &
                    Equipment Financing), VRDN,
                    3.41%, 6/1/06
                    (LOC: KBC Bank N.V.)                               4,000,000
         1,000,000  City of Novato Rev., (Nova-Ro III
                    Senior Housing), VRDN, 3.44%,
                    6/1/06 (LOC: Bank of the West)                     1,000,000
        12,085,000  City of Reedley COP, VRDN,
                    3.45%, 6/1/06
                    (LOC: U.S. Bank N.A.)                             12,085,000
         4,700,000  City of San Jose Rev., Series
                    1985 B, (Foxchase), VRDN,
                    3.52%, 6/1/06 (LOC: FNMA)                          4,700,000
         7,595,000  City of Vallejo COP, VRDN, 3.46%,
                    6/1/06 (LOC: California State
                    Teacher's Retirement)                              7,595,000
        26,195,000  City of Vallejo COP, VRDN, 3.54%,
                    6/1/06 (LOC: Union Bank of
                    California N.A.)                                  26,195,000
         6,200,000  City of Vallejo Rev., Series 2001 A,
                    VRDN, 3.28%, 6/7/06 (LOC:
                    KBC Bank N.V.)                                     6,200,000
         9,800,000  City of Whittier Rev., (Whittier
                    College), VRDN, 3.52%, 6/1/06
                    (RADIAN) (SBBPA: Bank of
                    New York)                                          9,800,000
         7,000,000  Coachella Valley Unified School
                    District COP, VRDN, 3.47%,
                    6/1/06 (SBBPA: Dexia Credit
                    Local) (FSA)                                       7,000,000
         5,000,000  Delano COP, (Delano Regional
                    Medical Center), VRDN, 3.46%,
                    6/1/06 (LOC: Comerica Bank)                        5,000,000

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,900,000  Diamond Bar Public Financing
                    Auth. Lease Rev., Series 2002 A,
                    (Community/Senior Center),
                    VRDN, 3.35%, 6/7/06 (LOC:
                    Union Bank of California)                          3,900,000
         3,600,000  East Bay Municipal Wastewater,
                    3.53%, 8/1/06 (Acquired 4/3/06,
                    Cost $3,600,000) (SBBPA:
                    Westdeutsche Landsbank
                    Girozentale and JPMorgan
                    Chase Bank)(1)                                     3,600,000
         6,200,000  El Monte COP, Series 2003 A,
                    (Community Improvement), VRDN,
                    3.45%, 6/1/06 (LOC: California
                    State Teacher's Retirement)                        6,200,000
         2,080,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (DB 195), VRDN, 3.53%,
                    6/1/06 (FGIC) (LIQ FAC: Deutsche
                    Bank A.G.)                                         2,080,000
         6,875,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1206), VRDN, 3.50%,
                    6/1/06 (LOC: Merrill Lynch Capital
                    Services, Inc.)                                    6,875,000
         3,530,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1236), VRDN, 3.53%,
                    6/1/06 (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 1/15/04,
                    Cost $3,530,000)(1)                                3,530,000
         2,735,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1237), VRDN, 3.53%,
                    6/1/06 (LOC: Merrill Lynch
                    Capital Services, Inc.)                            2,735,000
         2,885,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PT 2338), VRDN, 3.53%,
                    6/1/06 (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 8/20/04-
                    10/6/05, Cost $2,885,000)(1)                       2,885,000
        22,455,000  Inland Valley Development Agency
                    Tax Allocation Rev., VRDN, 3.36%,
                    6/7/06 (LOC: California State
                    Teacher's Retirement)                             22,455,000
        14,068,296  Koch Certificates Trust Rev.,
                    Series 1999-2, VRDN, 3.52%,
                    6/1/06 (Ambac) (MBIA) (SBBPA:
                    State Street Bank & Trust Co.)
                    (Acquired 2/11/00-12/2/04,
                    Cost $14,068,296)(1)                              14,068,296
         3,425,000  Long Beach Unified School
                    District COP, VRDN, 3.47%,
                    6/1/06 (Ambac) (SBBPA:
                    Dexia Credit Local)                                3,425,000
         2,500,000  Los Angeles Convention & Exhibit
                    Center Auth. Lease Rev.,
                    Series 2003 E, VRDN, 3.18%,
                    6/7/06 (Ambac) (SBBPA: Dexia
                    Credit Local)                                      2,500,000
         4,915,000  Los Angeles GO, (PT 1476),
                    VRDN, 3.51%, 6/1/06 (MBIA)
                    (SBBPA: Merrill Lynch Capital
                    Services, Inc.)                                    4,915,000
         5,400,000  Orange County Local
                    Transportation, 3.49%, 8/10/06
                    (LOC: Dexia Credit Local)
                    (Acquired 3/9/06,
                    Cost $5,400,000)(1)                                5,400,000
         2,200,000  Riverside County COP, Series 1985
                    A, (Aces Public Facilities), VRDN,
                    3.23%, 6/6/06 (LOC: State
                    Street Bank & Trust Co.)                           2,200,000
         4,330,000  San Bernardino County
                    Multifamily Housing Auth. Rev.,
                    Series 1993 A, (Rialto Heritage),
                    VRDN, 3.49%, 6/1/06
                    (LOC: FHLB)                                        4,330,000
         4,970,000  San Diego County COP, (Friends
                    of Chabad), VRDN, 3.51%,
                    6/1/06 (LOC: Comerica Bank)                        4,970,000
         4,000,000  San Diego Unified School District
                    GO, Series 2005 A, 4.00%,
                    7/24/06                                            4,007,772
         7,560,000  San Francisco City & County
                    Redevelopment Agency
                    Community Facilities District
                    No. 4 Rev., VRDN, 3.44%, 6/1/06
                    (LOC: Bank of America N.A.)                        7,560,000
         2,800,000  San Francisco City & County
                    Redevelopment Agency Rev.,
                    (South Harbor), VRDN, 3.54%,
                    6/1/06 (LOC: Dexia Credit Local)                   2,800,000
        26,055,000  San Mateo County Housing Auth.
                    Rev., VRDN, 3.55%, 6/1/06
                    (LOC: FHLMC)                                      26,055,000

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         6,450,000  Santa Clara County-El Camino
                    Hospital District Rev., Series 1985
                    A, (Valley Medical Center), VRDN,
                    3.23%, 6/6/06 (LOC: State Street
                    Bank & Trust Co.)                                  6,450,000
         6,750,000  Temecula Public Financing Auth.
                    Community Facilities District
                    No. 1-2 Special Tax, Series 2002
                    A, (Harveston), VRDN, 3.44%,
                    6/1/06 (LOC: Bank of
                    America N.A.)                                      6,750,000
         1,300,000  Triunfo County Sanitation District
                    Rev., VRDN, 3.28%, 6/7/06
                    (LOC: BNP Paribas)                                 1,300,000
         2,975,000  Victor Valley Community College
                    District COP, VRDN, 3.47%,
                    6/1/06 (LOC: BNP Paribas and
                    Union Bank of California N.A.)                     2,975,000
        14,000,000  Victorville Joint Powers Finance
                    Auth. Lease Rev., Series 2005 A,
                    (Cogeneration Facility), VRDN,
                    3.18%, 6/7/06 (LOC: Fortis Bank
                    SA N.V.)                                          14,000,000
         8,700,000  Western Placer Unified School
                    District COP, VRDN, 3.46%,
                    6/1/06 (LOC: Bank of
                    America N.A.)                                      8,700,000
         3,200,000  Westminister COP, Series 1998 A,
                    (Civic Center), VRDN, 3.44%,
                    6/1/06 (Ambac) (SBBPA:
                    Wachovia Bank, N.A.)                               3,200,000
         1,500,000  Westminster Redevelopment
                    Agency Tax Allocation Rev., VRDN,
                    3.44%, 6/1/06 (Ambac) (SBBPA:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      1,500,000
                                                                 ---------------
                                                                     520,803,648
                                                                 ---------------
PUERTO RICO - 0.5%
         2,500,000  Commonwealth of Puerto Rico
                    Tax and Rev. Anticipation Notes,
                    4.50%, 7/28/06 (LOC: Bank of
                    Nova Scotia, Citibank N.A., BNP
                    Paribas, Dexia Credit Local, Fortis
                    Bank SA N.V., Royal Bank of
                    Canada, State Street Bank &
                    Trust Co.)                                         2,504,883
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                  523,308,531
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.3%                                    1,519,161
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 524,827,692
                                                                 ===============

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
CIFG-TCRS = CDC IXIS Financial Guaranty North America - Transferable Custodial
            Receipts
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.
XLCA = XL Capital Ltd.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006, was $84,477,370, which represented 16.1% of total net assets.

CALIFORNIA TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LIMITED-TERM TAX-FREE FUND
MAY 31, 2006

[american century investments logo and text logo]

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.7%
CALIFORNIA - 80.5%
        $2,740,000  Alameda Unified School District
                    GO, 5.50%, 7/1/08 (FSA)                        $   2,849,941
           890,000  Alameda Unified School District
                    GO, 5.50%, 7/1/09 (FSA)                              940,632
         1,545,000  Alameda Unified School District
                    GO, 5.50%, 7/1/10 (FSA)                            1,655,807
         1,520,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2003 A, (Odd Fellows
                    Home), 4.00%, 11/15/07
                    (California Mortgage Insurance)                    1,525,411
         3,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/08                       3,098,640
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/10(1)                          209,236
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/11(1)                          210,364
           195,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/12(1)                          205,538
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/13(1)                          211,300
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/14(1)                          211,122
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/15(1)                          210,930
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/16(1)                          210,076
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/17(1)                          209,116
         4,275,000  California GO, 6.50%,
                    2/1/08 (Ambac)                                     4,476,523
         2,500,000  California GO, 4.50%,
                    10/1/08 (FSA)                                      2,556,275
         5,000,000  California GO, 6.10%, 10/1/09(2)                   5,366,449
         2,500,000  California GO, 5.00%,
                    12/1/09 (Ambac)                                    2,616,825
         3,000,000  California GO, 5.00%,
                    3/1/10 (XLCA)                                      3,137,580
         1,000,000  California GO, 5.50%,
                    3/1/11 (XLCA)                                      1,076,250
           370,000  California Mobilehome Park
                    Financing Auth. Rev.,
                    Series 2000 A, (Union City
                    Tropics), 4.80%, 8/15/06 (ACA)                       370,189
           600,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Various University of California
                    Projects), 5.50%, 6/1/10                             633,852
         2,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/09                        2,067,740
         1,450,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/15                        1,528,184
         1,000,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/12(3)                                   1,063,200
         2,000,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 87-1),
                    5.00%, 9/1/18 (Ambac)(1)                           2,117,500
         1,130,000  Carson Redevelopment Agency
                    Residential Mortgage COP, (Area
                    No. 1), 5.50%, 10/1/11 (MBIA)                      1,226,999
           895,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.00%, 2/1/07                                        898,992
           895,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.125%, 2/1/08                                       904,433
         1,245,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.125%, 2/1/09                                     1,265,617
           675,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.25%, 2/1/10                                        691,686

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           860,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.25%, 2/1/11                                        883,254
         1,140,000  Central California Joint Powers
                    Health Financing COP,
                    (Community Hospitals),
                    5.25%, 2/1/13                                      1,140,524
         1,070,000  Chaffey Community College
                    District GO, Series 2002 A,
                    4.25%, 7/1/11 (FSA)                                1,099,767
           310,000  Coachella Valley Improvement
                    Bond Act 1915 Recreation & Park
                    District Special Tax Rev.,
                    (District 1), 4.875%, 9/2/07
                    (MBIA)                                               315,385
           500,000  Del Mar Race Track Auth. Rev.,
                    5.00%, 8/15/08                                       511,755
         1,415,000  Del Mar Race Track Auth. Rev.,
                    5.00%, 8/15/10                                     1,466,860
         1,190,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/09 (Ambac)                                     1,255,569
         1,755,000  Industry Urban Development
                    Agency Rev., 4.50%, 5/1/11
                    (MBIA)                                             1,776,165
           825,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.50%, 9/1/13                         819,662
           635,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.75%, 9/1/16                         631,901
           105,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 3.00%,
                    2/1/08                                               103,149
           110,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 3.80%,
                    2/1/10                                               108,503
           120,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 4.00%,
                    2/1/11                                               118,962
           125,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 4.30%,
                    2/1/13                                               124,185
           750,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment),
                    5.00%, 8/1/10 (Ambac)                                788,828
         2,315,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment),
                    5.00%, 8/1/11 (Ambac)                              2,454,456
         3,500,000  Los Angeles Community College
                    District GO, Series 2005 A,
                    (Election 2001), 5.00%,
                    8/1/16 (FSA)                                       3,739,329
           500,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.75%,
                    7/1/07 (ACA)                                         504,635
           615,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.875%,
                    7/1/08 (ACA)                                         626,556
         2,100,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/11 (FSA)                                2,254,035
         3,765,000  Los Angeles County Transportation
                    Commission Sales Tax Rev.,
                    Series 1992 A, (Proposition C),
                    6.40%, 7/1/06                                      3,773,169
         3,130,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA1,
                    (Power Systems), 5.25%,
                    7/1/10 (MBIA)                                      3,324,998
           575,000  Lynwood Public Financing Auth.
                    Lease Rev., 4.125%, 9/1/12
                    (Ambac)                                              586,178
         3,000,000  Oakland Joint Powers Financing
                    Auth. Lease Rev., (Convention
                    Centers), 5.25%, 10/1/08
                    (Ambac)                                            3,114,120
         1,225,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/11 (Ambac)                              1,294,556
           650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.50%, 8/15/10                               627,855
           760,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.80%, 8/15/11                               739,541
           825,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.90%, 8/15/12                               799,499
           700,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.10%, 8/15/13                               679,910

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,135,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.25%, 8/15/14                             1,107,283
         1,230,000  Orange County Refunding
                    Recovery Rev., Series 1995 A,
                    6.00%, 6/1/08 (MBIA)                               1,287,318
           275,000  Orange County Special
                    Assessment, 4.30%, 9/2/14                            267,476
           325,000  Orange County Special
                    Assessment, 4.45%, 9/2/15                            316,394
           250,000  Orange County Special
                    Assessment, 4.55%, 9/2/16                            242,723
           140,000  Placentia COP, (Improvement),
                    3.125%, 7/1/07                                       138,281
           165,000  Placentia COP, (Improvement),
                    3.40%, 7/1/08                                        161,459
           170,000  Placentia COP, (Improvement),
                    3.65%, 7/1/09                                        165,526
           145,000  Placentia COP, (Improvement),
                    3.90%, 7/1/10                                        141,314
         1,800,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 1), 5.00%,
                    10/1/07 (MBIA)                                     1,835,856
           585,000  Rancho Water District Financing
                    Auth. Rev., Series 2001 A,
                    5.00%, 8/1/07 (FSA)                                  595,068
         1,650,000  Riverside Sewer Rev., 7.00%,
                    8/1/07 (FGIC)                                      1,714,812
         3,800,000  Sacramento County Sanitation
                    District Auth. Rev., Series 2000 A,
                    5.10%, 12/1/09                                     3,980,537
         2,585,000  Sacramento Municipal Utility
                    District Electric Rev.,
                    Series 2002 Q, 5.00%,
                    8/15/09 (FSA)                                      2,695,897
         3,000,000  Sacramento Municipal Utility
                    District Electric Rev.,
                    Series 2003 S, 5.00%,
                    11/15/11 (MBIA)                                    3,196,830
         1,005,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%,
                    9/1/15 (RADIAN)                                    1,055,260
           715,000  San Diego Community College
                    District GO, (Election of 2002),
                    3.28%, 5/1/08 (FSA)(4)                               662,648
           420,000  San Diego Community College
                    District GO, (Election of 2002),
                    3.44%, 5/1/09 (FSA)(4)                               373,741
         2,000,000  Santa Clara County Financing
                    Auth. Lease Rev., Series 2000 B,
                    (Multiple Facilities), 5.50%,
                    5/15/07 (Ambac)                                    2,037,320
         1,210,000  Shasta Lake Public Finance Auth.
                    Rev., 3.75%, 4/1/09                                1,202,244
         1,000,000  Shasta Lake Public Finance Auth.
                    Rev., 4.00%, 4/1/12                                  995,070
         1,530,000  Shasta Lake Public Finance Auth.
                    Rev., 4.50%, 4/1/15                                1,526,053
         1,160,000  Sonoma County Junior College
                    District GO, 2.97%,
                    8/1/06 (FSA)(4)                                    1,152,692
         1,250,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 1994 C, (Foothill Area),
                    7.50%, 8/15/07 (FGIC)                              1,307,513
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 2003 A, (Senior Lien),
                    5.00%, 9/1/12 (MBIA)                               2,136,640
         1,080,000  South Tahoe Joint Powers
                    Financing Auth. Rev.,
                    Series 2005 A,
                    5.00%, 10/1/13 (Ambac)                             1,158,646
         1,195,000  South Tahoe Joint Powers
                    Financing Auth. Rev.,
                    Series 2005 A, 5.00%,
                    10/1/15 (Ambac)                                    1,281,960
         1,165,000  Stockton Health Facilities Rev.,
                    Series 1997 A, (Dameron Hospital
                    Association), 5.20%, 12/1/07                       1,185,213
           705,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 3.50%, 10/15/06                        703,858
           730,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 3.75%, 10/15/07                        726,467
           755,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.00%, 10/15/08                        752,116
           785,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.25%, 10/15/09                        786,656
           820,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.50%, 10/15/10                        827,938
           895,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/12                        925,170
           985,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/14                      1,011,792
         2,175,000  Turlock Irrigation District Rev.,
                    Series 2003 A, 5.00%,
                    1/1/13 (MBIA)                                      2,325,032
         1,325,000  Upland COP, (San Antonio
                    Community Hospital),
                    5.75%, 1/1/07                                      1,334,262
         1,000,000  Val Verde Unified School District
                    COP, 5.00%, 1/1/14 (FGIC)(3)                       1,074,640

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,145,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,244,180
                                                                 ---------------
                                                                     125,043,598
                                                                 ---------------
GUAM - 3.3%
         5,000,000  Guam Government Limited
                    Obligation Rev., Series 2001 A,
                    5.00%, 12/1/09 (FSA)                               5,214,550
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 2.6%
         1,425,000  Northern Mariana Islands
                    Commonwealth GO,
                    Series 2000 A, 5.00%,
                    6/1/06 (ACA)(2)                                    1,425,000
         1,075,000  Northern Mariana Islands
                    Commonwealth GO,
                    Series 2000 A, 5.50%,
                    6/1/07 (ACA)                                       1,090,738
         1,430,000  Northern Mariana Islands
                    Commonwealth GO,
                    Series 2000 A, 5.75%,
                    6/1/10 (ACA)                                       1,509,494
                                                                 ---------------
                                                                       4,025,232
                                                                 ---------------
PUERTO RICO - 12.5%
         1,500,000  Childrens Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(3)                  1,540,065
         5,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    8/4/06 (Acquired 4/5/06,
                    Cost $5,000,000)(5)                                4,995,800
         7,342,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $7,342,000)(5)                                7,318,726
         1,000,000  Government Development Bank of
                    Puerto Rico Rev., Series 2006 B,
                    5.00%, 12/1/15                                     1,036,190
         1,500,000  Puerto Rico Electric Power Auth.
                    Rev., Series 1999 FF, 5.25%,
                    7/1/09 (MBIA)                                      1,566,450
         1,315,000  Puerto Rico Municipal Finance
                    Agency Rev., Series 2002 A,
                    4.50%, 8/1/10 (FSA)                                1,350,768
         1,500,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2002 C,
                    (Government Facilities),
                    5.50%, 7/1/10                                      1,574,715
                                                                 ---------------
                                                                      19,382,714
                                                                 ---------------
U.S. VIRGIN ISLANDS - 1.8%
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.00%, 10/1/14                                 516,655
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/14                                 525,080
           170,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/15                                 178,950
         1,500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 C, (Senior
                    Lien Fund), 5.50%, 10/1/07                         1,531,485
                                                                 ---------------
                                                                       2,752,170
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           156,418,264
(Cost $155,498,997)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.4%
CALIFORNIA - 0.4%
           200,000  California Economic Recovery
                    Rev., Series 2004 C3, VRDN,
                    3.53%, 6/1/06 (State Guaranteed)
                    (LOC: Landesbank
                    Baden-Weurttemburg)                                  200,000

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           384,000  California GO, Series 2003 A,
                    VRDN, 3.20%, 6/7/06
                    (LOC: BNP Paribas, Bank of
                    New York, California State
                    Teacher's Retirement)                                384,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                    584,000
(Cost $584,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.1%                                 157,002,264
                                                                 ---------------
(Cost $156,082,997)

OTHER ASSETS AND LIABILITIES - (1.1)%                                (1,754,850)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 155,247,414
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.
XLCA = XL Capital Ltd.
(1) When-issued security.
(2) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006, was $12,314,526, which represented 7.9% of total net assets.

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
20 U.S. Treasury 10-Year Notes   September 2006     $2,098,438         $17,299
                                                  ==============================

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $156,082,997
                                                                 ===============
Gross tax appreciation of investments                              $  1,453,743
Gross tax depreciation of investments                                  (534,476)
                                                                 ---------------
Net tax appreciation of investments                                $    919,267
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE BOND FUND
MAY 31, 2006

[american century investments logo and text logo]

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.7%
CALIFORNIA - 90.1%
        $5,565,000  Acalanes Union High School
                    District GO, Series 2005 B,
                    5.25%, 8/1/24 (FSA)                            $   5,972,563
         3,830,000  Alameda County COP,
                    (Santa Rita Jail), 5.375%,
                    6/1/09 (MBIA)(1)                                   3,907,787
         1,385,000  Alameda County COP, Series 2001
                    A, 5.375%, 12/1/15 (MBIA)                          1,499,595
         2,075,000  Alhambra Unified School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/24 (FGIC)                        2,165,574
         3,925,000  Banning Utility Auth. Rev.,
                    (Refunding and Improvement
                    Projects), 5.25%, 11/1/35 (FGIC)                   4,169,174
         1,085,000  California Department of Water
                    Resources Central Valley Rev.,
                    Series 1998 U, 5.125%, 12/1/08,
                    Prerefunded at 101% of Par(1)                      1,135,160
         7,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.375%, 5/1/12
                    (XLCA)(1), Prerefunded at 101%
                    of Par                                             7,663,109
         3,750,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/12                       4,058,400
         1,250,000  California Department of Water
                    Resources Rev., Series 2001 W,
                    5.50%, 12/1/17                                     1,352,450
         1,255,000  California Educational Facilities
                    Auth. Rev., (College Arts), 5.00%,
                    6/1/26                                             1,267,236
         4,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.50%, 10/1/18                        4,132,560
         1,095,000  California Educational Facilities
                    Auth. Rev., (Scripps College),
                    5.25%, 8/1/16                                      1,147,472
         1,605,000  California Educational Facilities
                    Auth. Rev., Series 2000 B, (Pooled
                    College & University Projects),
                    6.625%, 6/1/20                                     1,730,415
         2,500,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University),
                    5.00%, 10/1/24                                     2,543,650
         5,000,000  California GO, 7.50%,
                    10/1/07 (MBIA)                                     5,254,950
           990,000  California GO, 8.00%,
                    11/1/07 (FGIC)                                     1,026,759
         4,480,000  California GO, 6.00%,
                    10/1/09 (Ambac)                                    4,818,285
         3,350,000  California GO, 5.75%,
                    4/1/10 (Ambac)                                     3,601,820
         7,650,000  California GO, 5.25%, 10/1/10,
                    Prerefunded at 100% of Par
                    (FGIC-TCRS)(1)                                     8,140,823
         5,000,000  California GO, 5.50%,
                    4/1/12 (MBIA)                                      5,454,349
         2,350,000  California GO, 5.25%,
                    10/1/14 (FGIC-TCRS)                                2,480,026
         5,000,000  California GO, 5.00%, 3/1/24                       5,177,250
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series 1998
                    A, (Kaiser Permanente), 5.25%,
                    6/1/11 (FSA)                                       2,096,800
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series 2006
                    A, (Kaiser Permanente), 0.00%,
                    4/1/39(2)                                          2,071,340
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 A, (Scripps Research
                    Institute), 5.625%, 7/1/20                         1,035,650
         1,075,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2000
                    A, (Union City Tropics), 5.375%,
                    8/15/14 (ACA)                                      1,120,043
         2,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/23                        2,056,180
           650,000  California Special Districts
                    Association Finance Corp. COP,
                    Series 2005 RR, 5.00%,
                    8/1/25 (XLCA)                                        687,921
         3,100,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.25%, 7/1/12, Prerefunded at
                    101% of Par(1)                                     3,362,260

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,500,000  California State University Fresno
                    Association Inc. Rev.,
                    (Auxiliary Organization Event
                    Center), 6.00%, 7/1/12,
                    Prerefunded at 101% of Par(1)                      1,686,570
         1,250,000  California State University System
                    Rev., Series 2002 A, 5.375%,
                    11/1/18 (Ambac)                                    1,352,625
         3,230,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2000 B, (Brentwood School),
                    5.75%, 10/1/20 (FSA)                               3,379,097
         1,695,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, 5.20%, 10/1/18 (FSA)                       1,813,294
         3,115,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 87-1),
                    Series 2006, 0.00%, 9/1/18
                    (Ambac)(2)                                         3,298,006
         2,100,000  Castaic Lake Water Agency Rev.,
                    Series 2001 A, 5.375%,
                    8/1/17 (MBIA)                                      2,249,520
         2,075,000  Chabot Las Positas Community
                    College District COP, 5.50%,
                    12/1/10 (FSA)(1)                                   2,180,742
         3,000,000  Chino Ontario Upland Water
                    Facilities Auth. COP, Series 1997
                    A, (Agua de Lejos), 5.20%,
                    10/1/15 (FGIC)                                     3,113,250
         1,220,000  Coronado Community
                    Development Agency Tax
                    Allocation Rev., 6.00%,
                    9/1/08 (FSA)                                       1,251,183
         2,300,000  Eastern Municipal Water District
                    COP, Series 2001 A, 5.25%,
                    7/1/13 (FGIC)                                      2,453,870
         1,095,000  El Segundo Unified School
                    District GO, 5.375%, 9/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                          1,193,769
         1,020,000  El Segundo Unified School
                    District GO, 5.375%, 9/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                          1,112,004
         1,000,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/15 (MBIA)                             1,083,420
         1,225,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/16 (MBIA)                             1,328,598
         1,225,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/14 (FSA)                                      1,323,686
         1,290,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/15 (FSA)                                      1,393,922
         2,615,000  Foster City Community
                    Development Agency Single
                    Family Mortgage Rev.,
                    4.25%, 9/1/08                                      2,632,442
         2,760,000  Foster City Community
                    Development Agency Single
                    Family Mortgage Rev., 4.40%,
                    9/1/09                                             2,793,865
         1,150,000  Franklin-McKinley School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                        1,199,312
         2,550,000  Fremont Union High School
                    District GO, Series 2000 B, 5.25%,
                    9/1/10, Prerefunded at 100% of
                    Par(1)                                             2,706,851
         2,500,000  Glendora Unified School District
                    GO, Series 2006 A, (2005
                    Election), 5.25%, 8/1/30 (MBIA)                    2,671,475
         5,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/35 (FGIC)                                      5,114,600
         7,350,000  Imperial Irrigation District COP,
                    (Electrical System), 6.50%,
                    11/1/07 (MBIA-IBC)                                 7,549,993
         1,675,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/16 (Ambac)                                     1,798,046
           790,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.00%, 9/1/20                         790,253
         2,715,000  Irvine Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 86-1),
                    5.50%, 11/1/10 (Ambac)                             2,833,184

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           475,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.30%,
                    2/1/14                                               489,896
           500,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.40%,
                    2/1/14                                               515,945
         1,390,000  Loma Linda Rev., Series 2005 A,
                    (University Medical Center),
                    4.00%, 12/1/06                                     1,392,335
         1,480,000  Loma Linda Rev., Series 2005 A,
                    (University Medical Center),
                    4.00%, 12/1/07                                     1,483,271
         1,795,000  Loma Linda Rev., Series 2005 A,
                    (University Medical Center),
                    4.00%, 12/1/10                                     1,794,928
         1,000,000  Loma Linda Rev., Series 2005 A,
                    (University Medical Center),
                    4.00%, 12/1/11                                       990,120
         1,965,000  Loma Linda Rev., Series 2005 A,
                    (University Medical Center),
                    4.00%, 12/1/12                                     1,932,754
         2,030,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/16                          2,107,120
         1,030,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 5.30%,
                    7/1/13 (ACA)                                       1,066,792
         1,155,000  Los Angeles Convention and
                    Exhibition Center Auth. Lease Rev.,
                    Series 1993 A, 6.00%, 8/15/10
                    (MBIA-IBC)                                         1,258,915
         2,815,000  Los Angeles County Metropolitan
                    Transportation Auth. Rev.,
                    Series 1997 A, (Proposal A),
                    5.25%, 7/1/07, Prerefunded at
                    101% of Par (MBIA)(1)                              2,893,482
           185,000  Los Angeles County Metropolitan
                    Transportation Auth. Rev.,
                    Series 1997 A, (Proposal A),
                    5.25%, 7/1/12 (MBIA)                                 189,810
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/13 (FSA)                                3,222,750
         6,680,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/16 (FSA)                                7,160,892
         3,500,000  Los Angeles Unified School
                    District GO, 5.50%, 7/1/12 (MBIA)                  3,833,270
         3,115,000  Los Angeles Unified School
                    District GO, Series 1999 C, 5.50%,
                    7/1/09, Prerefunded at 101%
                    of Par (MBIA)(1)                                   3,315,481
         8,000,000  Los Angeles Unified School
                    District GO, Series 2000 D,
                    5.625%, 7/1/10, Prerefunded
                    at 100% of Par (FGIC)(1)(3)                        8,601,919
         5,000,000  Los Angeles Unified School
                    District GO, Series 2002 E, 5.00%,
                    7/1/11 (MBIA)                                      5,309,250
         3,000,000  Los Angeles Unified School
                    District GO, Series 2003 F,
                    (Election of 1997), 5.00%,
                    7/1/16 (FSA)                                       3,182,400
         1,390,000  Los Gatos Joint Union High
                    School District GO, Series 2002 C,
                    5.375%, 6/1/12, Prerefunded at
                    101% of Par (FSA)(1)                               1,522,898
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    1992 B, 8.00%, 7/1/08(1)                           3,260,940
         2,920,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2001 A, 5.125%, 7/1/09(1)                          3,050,057
         1,520,000  Mojave Unified School District
                    No. 1 Facilities Improvement GO,
                    5.25%, 8/1/20 (FGIC)                               1,625,670
         1,100,000  Mojave Water Agency
                    Improvement District GO,
                    (Morongo Basin), 5.40%,
                    9/1/08 (FGIC)                                      1,127,104
         1,485,000  Mountain View COP, (Capital
                    Projects), 5.25%, 8/1/18                           1,572,541
         4,900,000  Norco Redevelopment Agency Tax
                    Allocation Rev., 5.00%,
                    3/1/26 (Ambac)                                     5,055,575
         4,565,000  Oceanside Community
                    Development Commission Rev.,
                    (Downtown Redevelopment),
                    5.20%, 9/1/17                                      4,702,680

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,310,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/12 (Ambac)                              1,392,897
           995,000  Ontario Redevelopment Financing
                    Auth. Local Agency Rev., Series
                    1995 A, 5.80%, 9/2/06 (FSA)                          996,891
         1,275,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.35%, 8/15/15                             1,243,648
         2,210,000  Orange County Local
                    Transportation Auth. Sales Tax
                    Rev., Series 1997 A, 5.70%,
                    2/15/08 (Ambac)                                    2,289,980
         1,805,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile Justice
                    Center Facility), 5.375%,
                    6/1/15 (Ambac)                                     1,960,519
         1,000,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile Justice
                    Center Facility), 5.375%, 6/1/16
                    (Ambac)                                            1,087,450
         3,030,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile Justice
                    Center Facility), 5.375%, 6/1/17
                    (Ambac)                                            3,278,733
           500,000  Palo Verde Community College
                    District No. 2004-1 GO, 6.00%,
                    8/1/30 (RADIAN)                                      564,045
         1,450,000  Perris Public Financing Auth. Rev.,
                    5.35%, 10/1/36                                     1,452,683
         1,000,000  Placentia COP, (Improvement),
                    5.45%, 7/1/25                                      1,000,010
         1,830,000  Pomona Public Financing Auth.
                    Rev., Series 2001 AD, (Merged
                    Redevelopment), 4.75%, 2/1/13
                    (MBIA)                                             1,901,388
         1,720,000  Poway Redevelopment Agency
                    Tax Allocation Rev., (Paguay),
                    5.25%, 6/15/26 (Ambac)                             1,811,745
         1,650,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     1,650,462
         8,000,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A,
                    5.40%, 11/1/20 (Ambac)(3)                          8,892,319
         2,500,000  Sacramento City Financing Auth.
                    Rev., 5.00%, 12/1/16 (FGIC)                        2,666,850
         4,045,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/12, Prerefunded at
                    100% of Par (FSA)(1)                               4,391,657
         1,245,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/15 (FSA)                               1,342,309
         1,430,000  Sacramento City Financing Auth.
                    Lease Rev., Series 2005 A,
                    5.00%, 12/1/24 (FGIC)                              1,487,586
         1,890,000  Sacramento Municipal Utility
                    District Electric Rev., Series 1992
                    C, 5.75%, 11/15/07 (MBIA)(1)                       1,893,345
         3,105,000  Sacramento Municipal Utility
                    District Electric Rev., Series 1997
                    K, 5.70%, 7/1/17 (Ambac)                           3,520,107
         5,005,000  Sacramento Municipal Utility
                    District Electric Rev., Series 2001
                    O, 5.25%, 8/15/11 (MBIA)                           5,379,524
         5,000,000  San Bernardino County COP,
                    Series 1995 A, (Medical Center),
                    5.75%, 8/1/07 (MBIA)                               5,125,600
         3,500,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%, 9/1/25
                    (RADIAN)                                           3,588,340
         1,695,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/15 (Ambac)                                     1,845,635
         1,790,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/16 (Ambac)                                     1,955,289
         2,030,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton
                    Plaza), 5.70%, 11/1/17                             2,154,662
         2,635,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton
                    Plaza), 5.80%, 11/1/21                             2,791,809
         1,460,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (North
                    Park), 5.90%, 9/1/25                               1,533,321
         2,255,000  San Francisco City & County
                    Educational Facilities Unified
                    School District GO, Series 1999 B,
                    5.50%, 6/15/12                                     2,339,608

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series 2005
                    A, 5.00%, 8/1/25 (MBIA)                            3,112,620
         1,570,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                     1,653,697
         2,455,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/25 (Ambac)                                     2,555,139
         2,680,000  San Mateo County Transportation
                    District Sales Tax Rev., Series
                    1993 A, 5.25%, 6/1/18 (MBIA)                       2,952,449
         1,500,000  San Mateo Union High School
                    District GO, 5.00%, 9/1/24 (FSA)                   1,560,030
         3,350,000  Santa Barbara County GO,
                    5.375%, 10/1/17 (Ambac)                            3,631,735
         2,075,000  Santa Clara Valley Water District
                    Rev., Series 2000 A, 5.20%,
                    2/1/13                                             2,189,250
         1,120,000  Santa Fe Springs Community
                    Development Commission Tax
                    Allocation Rev., Series 2002 A,
                    5.375%, 9/1/16 (MBIA)                              1,199,475
         1,250,000  Santa Monica-Malibu Unified
                    School District GO, 5.25%, 8/1/13                  1,362,713
         3,195,000  Sequoia Union High School
                    District GO, Series 2005 B,
                    (Election), 5.00%, 7/1/24 (FSA)                    3,345,676
         2,400,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/19                                2,438,040
         2,130,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/22                                2,150,299
         1,675,000  Shasta Tehama Trinity Joint
                    Community College District GO,
                    Series 2006 B, (Election of 2002),
                    5.25%, 8/1/24 (FSA)                                1,808,414
         1,310,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/17 (Ambac)                          1,386,832
         1,445,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/19 (Ambac)                          1,521,441
         2,000,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10 (GIC:
                    Pittsburgh National Bank)                          2,200,880
         5,000,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/17 (FSA)                                       5,358,050
         3,325,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/18 (FSA)                                       3,563,103
         1,975,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of Par
                    (Ambac)(1)                                         2,171,671
         2,770,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.40%, 9/1/15                              2,883,515
           325,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.50%, 9/1/16                                338,712
         1,475,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10 (Ambac)                              1,516,123
         1,135,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10, Prerefunded at
                    101% of Par (FSA)(1)                               1,210,705
         1,195,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10, Prerefunded at
                    101% of Par (FSA)(1)                               1,274,707
         1,080,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10, Prerefunded at
                    101% of Par (FSA)(1)                               1,152,036
         3,665,000  Sweetwater Union High School
                    District Special Tax Rev., Series
                    2005 A, 5.00%, 9/1/25 (FSA)                        3,795,144
           855,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.50%, 10/15/11                        862,310
         1,035,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/15                      1,097,069
         1,090,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/16                      1,150,724
         1,150,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/17                      1,209,996
         2,980,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                           3,238,128
         2,505,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                           2,721,983
         1,415,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                           1,537,567

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,640,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                           2,868,677
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                           1,086,620
         3,000,000  Ventura County Public Financing
                    COP, 4.75%, 8/15/11 (FSA)                          3,092,670
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006
                    A, 5.00%, 9/1/16 (XLCA)(2)                         1,567,695
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)(2)                            1,579,515
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)(2)                            1,591,005
         2,010,000  Western Riverside County Trust &
                    Wastewater Finance Auth. Rev.,
                    Series 2005 A, 5.00%, 9/1/25                       2,051,647
                                                                 ---------------
                                                                     379,618,447
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.7%
         1,485,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000
                    A, 5.50%, 6/1/08 (ACA)                             1,526,194
         1,555,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000
                    A, 5.50%, 6/1/09 (ACA)                             1,612,224
                                                                 ---------------
                                                                       3,138,418
                                                                 ---------------
PUERTO RICO - 9.4%
         5,000,000  Childrens Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(1)                  5,133,550
         1,500,000  Government Development Bank
                    of Puerto Rico Rev., 3.90%,
                    8/4/06(Acquired 2/23/06,
                    Cost $1,500,000)(4)                                1,498,215
         3,500,000  Government Development Bank
                    of Puerto Rico Rev., 4.15%,
                    8/4/06(Acquired 4/6/06,
                    Cost $3,500,000)(4)                                3,497,375
         1,450,000  Government Development Bank
                    of Puerto Rico Rev., 4.75%,
                    8/7/06(Acquired 5/11/06,
                    Cost $1,450,000)(4)                                1,450,464
         1,500,000  Government Development Bank of
                    Puerto Rico Rev., Series 2006 B,
                    5.00%, 12/1/15                                     1,554,285
         3,000,000  Puerto Rico Commonwealth
                    Infrastructure Financing Auth.
                    Special Tax Rev., Series 1998 A,
                    5.50%, 7/1/08 (Ambac)                              3,109,950
         3,700,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/18 (MBIA)                                      3,999,589
         2,655,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.25%,
                    7/1/13 (FSA)                                       2,872,312
         3,140,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.50%,
                    7/1/14 (FSA)                                       3,463,608
         1,450,000  Puerto Rico Municipal Finance
                    Agency GO, Series 1999 B,
                    6.00%, 8/1/09, Prerefunded at
                    101% of Par (FSA)(1)                               1,564,869
         3,325,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A, 5.25%,
                    8/1/25                                             3,447,161
         3,090,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 1995 A, 6.25%,
                    7/1/09 (Ambac)                                     3,312,387
         4,670,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2002 C, (Government
                    Facilities), 5.25%, 7/1/11                         4,892,199
                                                                 ---------------
                                                                      39,795,964
                                                                 ---------------

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS - 0.5%
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/22                           517,630
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/23                           517,285
         1,050,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, 5.50%,
                    10/1/13                                            1,083,937
                                                                 ---------------
                                                                       2,118,852
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           424,671,681
(Cost $412,769,745)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.3%
CALIFORNIA - 0.3%
         1,000,000  California Department of Water
                    Resources Rev., Series 2002 B2,
                    VRDN, 3.62%, 6/1/06
                    (LOC: BNP Paribas)                                 1,000,000
           250,000  California Rev., Series 2004 C6,
                    VRDN, 3.50%, 6/1/06 (State
                    Guaranteed) (LOC: Citibank N.A.)                     250,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,250,000
(Cost $1,250,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                 425,921,681
                                                                 ---------------
(Cost $414,019,745)

OTHER ASSETS AND LIABILITIES - (1.0)%                                (4,085,211)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 421,836,470
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporationn
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FGIC-TCRS = Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security, or a portion thereof, has been segregated for a when-issued security.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006 was $6,446,054, which represented 1.5% of total net assets.

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $414,081,019
                                                                 ===============
Gross tax appreciation of investments                              $ 12,174,487
Gross tax depreciation of investments                                  (333,825)
                                                                 ---------------
Net tax appreciation of investments                                $ 11,840,662
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LONG-TERM TAX-FREE FUND
MAY 31, 2006

[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.1%
CALIFORNIA - 92.0%
        $5,235,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 A,
                    (Municipal Facilities), 5.50%,
                    1/1/32 (MBIA)                                  $   5,562,920
         4,730,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/22 (MBIA)                                      5,056,944
         6,005,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/27 (MBIA)                                      6,412,320
         1,395,000  Avenal Public Financing Auth.
                    Rev., 5.00%, 9/1/25                                1,408,797
           820,000  Banning COP, (Wastewater
                    System, Refunding &
                    Improvement), 8.00%,
                    1/1/19 (Ambac)                                       963,361
         4,135,000  Bell Community Redevelopment
                    Agency Tax Allocation Rev., (Bell
                    Redevelopment Project Area),
                    5.625%, 10/1/33 (RADIAN)                           4,401,294
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/17,
                    Prerefunded at 101% of Par
                    (FSA)(1)                                           1,310,932
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/18,
                    Prerefunded at 101% of Par
                    (FSA) (1)                                          1,310,932
         3,500,000  Big Bear Lake Water Rev.,
                    6.00%, 4/1/22 (MBIA)                               4,077,990
         5,000,000  California County Tobacco
                    Securitization Agency Rev., 5.25%,
                    6/1/46(2)                                          4,865,600
         7,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.00%, 10/1/36                        7,002,100
         2,000,000  California Educational Facilities
                    Auth. Rev., (University of Pacific),
                    5.25%, 11/1/34                                     2,073,820
         8,570,000  California Educational Facilities
                    Auth. Rev., (University of
                    Southern California), 5.50%,
                    10/1/27                                            9,064,060
         1,920,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/32                   2,027,770
         1,220,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University), 5.00%,
                    10/1/29                                            1,232,090
         2,000,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University La Verne), 5.00%,
                    6/1/35 (GO of University)                          1,996,960
         3,000,000  California GO, 6.125%,
                    10/1/11 (Ambac)                                    3,345,930
        13,185,000  California GO, 5.00%, 2/1/33(3)                   13,406,639
         8,000,000  California GO, 5.00%, 6/1/34                       8,142,480
         5,000,000  California Health Facilities
                    Financing Auth. Rev.,
                    (Cedars-Sinai Medical Center),
                    5.00%, 11/15/34                                    5,047,150
         3,000,000  California Health Facilities
                    Financing Auth. Rev.,
                    Series 1989 A, (Kaiser
                    Permanente), 7.15%, 10/1/09(4)                     2,608,440
           240,000  California Health Facilities
                    Financing Auth. Rev.,
                    Series 1992 A, 6.75%,
                    3/1/20 (Kaiser Permanente)                           240,506
         5,165,000  California Health Facilities
                    Financing Auth. Rev.,
                    Series 1993 C, (St. Francis
                    Memorial Hospital), 5.875%,
                    11/1/23(1)                                         6,056,479
             5,000  California Housing Finance Agency
                    Single Family Mortgage Rev.,
                    Series 1998 C4, 5.65%, 8/1/16                          5,014
         4,000,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Department of Corrections),
                    5.00%, 12/1/19 (Ambac)                             4,218,960
         2,400,000  California Public Works Board
                    Lease Rev., Series 2003 C,
                    (Department Corrections),
                    5.00%, 6/1/24                                      2,454,960
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General
                    Services - Butterfield), 5.25%,
                    6/1/30                                             6,260,040
         3,240,000  California Statewide Communities
                    Development COP, (Gemological
                    Institute), 6.75%, 5/1/10
                    (Connie Lee)(1)                                    3,488,119
         9,815,000  California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks Project),
                    5.00%, 8/1/22 (Ambac)                             10,346,089

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         6,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Sutter Health), 5.00%,
                    11/15/43                                           6,552,455
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Thomas Jefferson
                    School of Law), 4.875%, 10/1/35                      980,810
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(2)                                   5,135,950
         6,060,000  Campbell Redevelopment Agency
                    Tax Allocation Rev., Series 2005
                    A, 5.00%, 10/1/32 (Ambac)                          6,218,711
         5,695,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 88-1)
                    (Refunding Issue 1988-1),
                    6.50%, 9/1/14 (FSA)                                5,847,569
         1,520,000  Castaic Lake Water Agency COP,
                    Series 1994 A, (Water System
                    Improvement), 7.00%,
                    8/1/12 (MBIA)                                      1,780,680
         1,320,000  Coalinga Public Financing Auth.
                    Local Obligation Rev., Series 1998
                    A, 6.375%, 9/15/21 (Ambac)                         1,611,126
        13,500,000  Compton Community
                    Redevelopment Agency Tax
                    Allocation Rev., Series 1995 A,
                    6.50%, 8/1/13 (FSA)(3)                            13,799,834
         2,615,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Concord
                    Avenue Parking Structure),
                    5.125%, 3/1/23                                     2,689,371
         2,580,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Police
                    Facilities), 5.25%, 8/1/13                         2,789,109
         2,200,000  Contra Costa Water District Rev.,
                    Series 1992 E, 6.25%,
                    10/1/12 (Ambac)                                    2,404,270
         3,590,000  Fontana Redevelopment Agency
                    Tax Allocation Rev., (Sierra
                    Corridor), 5.50%, 9/1/34                           3,703,229
         1,975,000  Fresno Sewer Rev., Series 1993
                    A1, 6.25%, 9/1/14 (Ambac)                          2,288,709
         9,350,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                    10,031,521
         3,000,000  Independent Cities Finance Auth.
                    Lease Rev., Series 2006 A, (San
                    Juan Mobile Estates), 5.125%,
                    5/15/41(2)                                         3,016,200
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.125%, 9/1/36                      5,001,550
         1,815,000  Kern High School District GO,
                    7.15%, 8/1/14 (MBIA)(1)                            2,214,790
         1,340,000  Kern High School District GO,
                    Series 1992 C, 6.25%,
                    8/1/13 (MBIA)(1)                                   1,543,466
         3,630,000  Kern High School District GO,
                    Series 1993 D, 7.00%,
                    8/1/17 (MBIA)(1)                                   3,932,089
         1,250,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.60%,
                    2/1/34                                             1,301,463
         1,335,000  Little Lake City School District
                    GO, Series 2000 A, 6.125%,
                    7/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                    1,475,309
         2,240,000  Lodi Unified School District COP,
                    Series 2005 A, (Aspire), 5.00%,
                    8/1/32 (FGIC)                                      2,296,157
         1,605,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/21                          1,658,719
         8,500,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA3,
                    (Power Systems), 5.25%, 7/1/24                     8,509,350
         8,000,000  Metropolitan Water District of
                    Southern California Rev., 5.75%,
                    8/10/18                                            9,087,119
         1,915,000  Mid-Peninsula Regional Open
                    Space District Financing Auth.
                    Rev., 5.90%, 9/1/14 (Ambac)                        1,946,138
         9,925,000  Modesto, Stockton, Redding
                    Public Power Agency Rev., Series
                    1989 D, (San Juan), 6.75%,
                    7/1/20 (MBIA)(1)(3)                               11,700,780
         1,065,000  Mountain View School District
                    Santa Clara County GO, Series
                    2000 B, 6.125%, 7/1/10,
                    Prerefunded at 101% of Par
                    (FSA)(1)                                           1,173,950

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  New Haven Unified School District
                    GO, 12.00%, 8/1/18 (FSA)                           1,717,350
         6,000,000  Northern Inyo County Local
                    Hospital District GO, 5.60%,
                    8/1/35                                             6,328,800
         6,110,000  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Central
                    District), 5.50%, 2/1/14 (Ambac)                   6,551,997
         1,680,000  Oceanside COP, Series 2003 A,
                    5.25%, 4/1/17 (Ambac)                              1,783,034
         7,130,000  Ontario COP, (Water System
                    Improvement), 5.00%,
                    7/1/29 (MBIA)                                      7,308,321
         4,650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.20%, 8/15/34                             4,659,858
           850,000  Orange County Improvement
                    Board Act of 1915 Special
                    Assessment, 5.00%, 9/2/26(2)                         855,024
         1,250,000  Orange County Improvement
                    Board Act of 1915 Special
                    Assessment, 5.05%, 9/2/33(2)                       1,255,163
         2,000,000  Orange County Special
                    Assessment, 5.00%, 9/2/28                          1,979,980
         2,000,000  Orange County Special
                    Assessment, 5.10%, 9/2/33                          1,985,560
         3,100,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/22 (MBIA)                       3,586,173
         2,550,000  Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                   2,866,557
         1,450,000  Perris Public Financing Auth. Rev.,
                    5.35%, 10/1/36                                     1,452,683
         2,500,000  Pico Rivera Water Auth. Rev.,
                    Series 1999 A, (Water Systems),
                    5.50%, 5/1/29 (MBIA)                               2,818,050
         1,130,000  Pomona COP, Series 2002 AE,
                    (Mission Promenade), 5.375%,
                    10/1/19 (Ambac)                                    1,194,772
         1,000,000  Pomona Unified School District
                    GO, Series 2000 A, 6.55%,
                    8/1/29 (MBIA)                                      1,266,980
         1,000,000  Pomona Unified School District
                    GO, Series 2001 A, 6.15%,
                    8/1/30 (MBIA)                                      1,188,390
         1,110,000  Poway Redevelopment Agency
                    COP, (Paguay Redevelopment),
                    5.375%, 12/15/20 (Ambac)                           1,190,908
         5,525,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     5,526,547
           585,000  Redlands Unified School District
                    COP, 6.00%, 9/1/12 (FSA)                             586,088
         2,500,000  Riverside County COP, Series 2005
                    A, (Family Law), 5.00%,
                    11/1/36 (FGIC)                                     2,561,225
         1,580,000  Riverside Redevelopment Agency
                    Rev., Series 2004 A, (Tax
                    Allocation), 5.00%, 8/1/28 (FGIC)                  1,625,235
         1,500,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A,
                    5.40%, 11/1/20 (Ambac)                             1,667,310
         1,915,000  Sacramento City Financing Auth.
                    Rev., 5.60%, 6/1/10, Prerefunded
                    at 101% of Par(1)                                  2,071,475
         1,000,000  Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 1997 A,
                    6.00%, 9/1/16 (FSA)                                1,148,420
        10,400,000  San Diego County COP, 5.625%,
                    9/1/12 (Ambac)                                    11,009,543
         4,640,000  San Diego County COP, (Burnham
                    Institute), 6.25%, 9/1/29,
                    Prerefunded at 101% of Par(1)                      5,035,282
         4,185,000  San Francisco City & County
                    Redevelopment Financing Auth.
                    Tax Allocation Rev., (Mission Bay
                    North Project D), 5.00%, 8/1/35                    4,185,963
         2,715,000  San Marcos Public Facilities Auth.
                    Rev., Series 2000 A, (Tax
                    Increment Project Area 3), 6.75%,
                    10/1/30, Prerefunded at 102%
                    of Par(1)                                          3,086,955
         3,535,000  San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital
                    Projects Program), 6.50%,
                    7/1/15 (MBIA)                                      4,112,796
         4,000,000  San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital
                    Projects Program), 6.00%,
                    7/1/19 (MBIA)                                      4,659,560
         3,355,000  Santa Barbara County GO, 5.50%,
                    10/1/22 (Ambac)                                    3,631,418
         2,000,000  Santa Margarita-Dana Point Auth.
                    Rev., Series 1994 B,
                    (Improvement Districts 3, 3A, 4,
                    4A), 7.25%, 8/1/14 (MBIA)                          2,447,180
         1,285,000  Santa Rosa Redevelopment
                    Agency Tax Allocation Rev., Series
                    2005 A, 5.00%, 8/1/25 (Ambac)                      1,333,239

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,150,000  Santa Rosa Redevelopment
                    Agency Tax Allocation Rev., Series
                    2005 A, 5.00%, 8/1/27 (Ambac)                      1,187,927
         2,470,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/25                                2,481,214
         2,430,000  Sierra Joint Community College
                    District GO, Series 2005 A, 5.00%,
                    8/1/29 (FGIC)                                      2,507,930
         2,500,000  South Coast Air Quality
                    Management District Building
                    Corp. Rev.,                                        2,764,675
                    (Installment Sale Headquarters),
                    6.00%, 8/1/11 (Ambac)
         2,705,000  South Gate COP, Series 2002 A,
                    5.50%, 9/1/21 (Ambac)                              2,938,550
         2,000,000  South Gate Public Financing Auth.
                    Tax Allocation Rev.,
                    (Redevelopment Project No. 1),
                    5.75%, 9/1/22 (XLCA)                               2,213,560
         2,000,000  South Orange County Finance
                    Auth. Special Tax Rev., Series
                    1994 A, 7.00%, 9/1/11 (MBIA)                       2,308,240
         2,315,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/28 (Ambac)                          2,390,701
         7,315,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                                8,470,477
         3,730,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                                4,360,892
         1,370,000  Stanton Redevelopment Agency
                    Tax Allocation Rev., (Community
                    Development), 5.45%, 12/1/17
                    (Ambac)                                            1,403,647
         2,850,000  Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association), 5.70%,
                    12/1/14                                            2,951,945
         2,000,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility), 6.05%,
                    1/1/17                                             2,038,960
         2,885,000  Torrance COP, Series 2005 B,
                    (Refinancing & Public
                    Improvement), 5.25%, 6/1/34
                    (Ambac)                                            3,029,625
         1,215,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/18                      1,276,503
         1,285,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/19                      1,347,155
         2,500,000  Ukiah Electric Rev., 6.25%,
                    6/1/18 (MBIA)                                      2,859,750
         1,000,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24 (Ambac)                    1,080,050
         1,000,000  University of California Rev.,
                    Series 2005 F, 4.75%,
                    5/15/35 (FSA)                                        997,630
         1,445,000  Walnut Valley Unified School
                    District GO, Series 1992 B, 6.00%,
                    8/1/10 (Ambac)(1)                                  1,575,773
         3,020,000  Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Community
                    Hospital), 6.20%, 7/1/12
                    (California Mortgage
                    Insurance)(1)                                      3,313,665
         4,525,000  Woodland COP, (Wastewater
                    System Reference), 5.75%,
                    3/1/12 (Ambac)                                     4,977,862
                                                                 ---------------
                                                                     408,233,687
                                                                 ---------------
PUERTO RICO - 6.1%
        23,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.85%,
                    10/3/06 (Acquired 1/17/06,
                    Cost $23,000,000)(5)                              22,928,240
         4,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/17 (XLCA)                                      4,323,880
                                                                 ---------------
                                                                      27,252,120
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           435,485,807
(Cost $415,373,429)                                              ---------------

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES - 0.3%
CALIFORNIA - 0.3%
         1,000,000  San Diego County Water Auth.
                    Rev. COP, (Registration Rites),
                    Yield Curve Notes, Inverse Floater,
                    5.84%, 6/1/06 (FGIC)(6)                            1,113,472
                                                                 ---------------
(Cost $1,019,358)

SHORT-TERM MUNICIPAL SECURITIES - 1.6%
CALIFORNIA - 1.6%
         1,650,000  California Department of Water
                    Resources Rev., Series 2002 B4,
                    VRDN, 3.50%, 6/1/06
                    (LOC: Bayerische Landesbank)                       1,650,000
           150,000  California GO, Series 2003 B-4,
                    VRDN, 3.20%, 6/7/06
                    (LOC: BNP Paribas, Bank of
                    New York, California State
                    Teacher's Retirement)                                150,000
         1,000,000  California GO, Series 2003 A1,
                    VRDN, 3.59%, 6/1/06 (LOC:
                    Westdeutsche Landesbank AG
                    and JP Morgan Chase Bank)                          1,000,000
         4,100,000  California Housing Finance Agency
                    Rev., Series 2000 D, (Multi-Family
                    Housing), VRDN, 3.59%, 6/1/06
                    (GO of Agency) (SBBPA:
                    Landesbank Hessen-Thuringen
                    Girozentrale and California
                    Teacher's Retirement)                              4,100,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  6,900,000
(Cost $6,900,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
           374,000  Federated California
                    Municipal Cash Trust                                 374,000
(Cost $374,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.1%                                 443,873,279
                                                                 ---------------
(Cost $423,666,787)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (335,083)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 443,538,196
                                                                 ===============

SWAP AGREEMENTS
Notional                                                                 Unrealized
Amount             Description of Agreement            Expiration Date   Gain (Loss)
------------------------------------------------------------------------------------
$13,000,000   Receive semiannually a variable rate       October 2016       $5,394
              based on the weekly Bond Market                            ===========
              Association Index and pay semiannually
              a fixed rate equal to 4.137% with
              Morgan Stanley Capital Services, Inc.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security and/or swap agreement.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006, was $22,928,240, which represented 5.2% of total net assets.
(6) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $423,666,787
                                                                 ===============
Gross tax appreciation of investments                              $ 20,917,701
Gross tax depreciation of investments                                  (711,209)
                                                                 ---------------
Net tax appreciation of investments                                $ 20,206,492
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
MAY 31, 2006

[american century investments logo and text logo]

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.0%
CALIFORNIA - 93.6%
        $1,000,000  ABC Unified School District GO,
                    Series 2000 B, 6.14%, 8/1/21
                    (FGIC)(1)                                      $     486,320
         2,000,000  Alameda Public Financing Auth.
                    Local Agency Rev., Series 1996 A,
                    (Community Facilities District
                    No. 1), 7.00%, 8/1/19                              2,048,780
         1,200,000  Anaheim Public Financing Auth.
                    Lease Rev., Series 1997 A, 6.00%,
                    9/1/24 (FSA)                                       1,402,109
           830,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(2)                                    875,625
         3,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(2)                                  3,237,810
         2,500,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2003 A,
                    6.875%, 9/1/27                                     2,790,575
         2,875,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2004 D,
                    5.80%, 9/1/35                                      3,011,620
           855,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/29                                        878,872
         4,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/35                                      4,075,280
         3,700,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2006 A,
                    5.35%, 9/1/36(3)                                   3,706,771
         1,190,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.18%,
                    8/1/21 (FSA)(1)                                      578,721
         1,220,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.05%,
                    8/1/22 (FSA)(1)                                      563,994
         1,000,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.06%,
                    8/1/23 (FSA)(1)                                      437,800
         1,505,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/21                   1,602,088
         4,000,000  California Health Facilities
                    Financing Auth. Rev., Series 1989
                    A, (Kaiser Permanente), 7.15%,
                    10/1/12 (Ambac)(1)                                 3,099,120
         2,500,000  California Health Facilities
                    Financing Auth. Rev., Series 1998
                    A, (Kaiser Permanente), 5.50%,
                    6/1/22 (FSA)(2)                                    2,628,975
         4,410,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2000
                    B, (Union City Tropics), 7.30%,
                    8/15/35                                            4,745,336
         1,905,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2001
                    B, (Rancho Vallecitos - San
                    Marcos), 6.75%, 11/15/36                           2,035,359
         6,345,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2003
                    B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     6,891,812
         2,000,000  California Public Works Board
                    Lease Rev., Series 1993 D,
                    (Department of Corrections),
                    5.25%, 6/1/15 (FSA)                                2,151,540
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General Services -
                    Butterfield), 5.25%, 6/1/30                        6,260,040
         1,375,000  California State and Local
                    Government Financing Auth. Rev.,
                    Series 1997 B, (Marin Valley
                    Mobile Country), 7.50%, 10/1/24                    1,448,178
         4,630,000  California State University, Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(2)                                     5,205,879
         2,500,000  California State University, Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(2)                                     2,810,950

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         2,455,000  California State University, Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    7.00%, 7/1/12, Prerefunded at
                     102% of Par(2)                                    2,873,479
        10,000,000  California State University Rev.,
                    5.00%, 11/1/30 (MBIA)(4)                          10,352,799
         2,000,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101%
                    of Par(2)                                          2,357,320
         1,945,000  California Statewide Communities
                    Development COP, (Windward
                    School), 6.90%, 9/1/23                             1,992,419
         2,780,000  California Statewide Communities
                    Development COP, (Sonoma
                    County Indian Health), 6.40%,
                    9/1/29                                             2,898,511
        10,000,000  California Statewide Community
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(3)                                  10,271,899
         4,070,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 90-2),
                    6.00%, 9/1/32, Prerefunded at
                    100% of Par(2)                                     4,601,664
         6,250,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 90-2),
                    6.00%, 9/1/33                                      6,577,125
         2,180,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 98-2),
                    5.00%, 9/1/23 (FGIC)                               2,270,797
         1,000,000  Carmel Unified School District GO,
                    5.50%, 8/1/25 (MBIA)                               1,068,640
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/23 (MBIA)(1)                                     470,635
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/24 (MBIA)(1)                                     447,727
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/25 (MBIA)(1)                                     429,009
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/26 (MBIA)(1)                                     406,658
         1,700,000  Chino Valley Unified School
                    District COP, Series 2001 A,
                    5.375%, 9/1/20 (FSA)                               1,831,495
         2,140,000  Chula Vista Community Facilities
                    District No. 01-1 Special Tax Rev.,
                    (San Miguel Ranch Area A),
                    6.10%, 9/1/10, Prerefunded at
                    102% of Par(2)                                     2,359,628
         2,175,000  Chula Vista Community Facilities
                    District No. 01-1 Special Tax
                    Rev., (San Miguel Ranch Area B),
                    5.45%, 9/1/36                                      2,215,738
         3,600,000  Chula Vista Community Facilities
                    District No. 06-I Special Tax Rev.,
                    (Eastlake-Woods, Vistas and Land
                    Swap Area A), 6.20%, 9/1/33                        3,835,152
         3,705,000  Chula Vista Community Facilities
                    District No. 12-I Special Tax Rev.,
                    (McMillin Otay Ranch Area I),
                    5.25%, 9/1/36                                      3,723,155
         2,670,000  Chula Vista Community Facilities
                    District No. 13-I Special Tax Rev.,
                     (Otay Ranch Village Seven),
                    5.35%, 9/1/36                                      2,675,821
         7,715,000  Chula Vista Community Facilities
                    District No. 99-1 Special Tax
                    Rev., 7.625%, 9/1/09,
                    Prerefunded at 102% of Par(2)                      8,729,368
         2,000,000  City of Lincoln Community
                    Facilities District No. 2003-1
                    Special Tax Rev., 6.00%, 9/1/34                    2,118,380
         1,780,000  Clovis Public Financing Auth.
                    Lease Rev., (Corporate Yard),
                    5.375%, 3/1/20 (Ambac)                             1,908,338
           535,000  Corcoran COP, 8.75%, 6/1/16
                    (Acquired 4/28/92, Cost
                    $535,000)(5)                                         613,458
         2,000,000  Corona Department of Water &
                    Power COP, 5.00%, 9/1/35 (MBIA)                    2,049,720
         1,150,000  Duarte Unified School District GO,
                    Series 1999 B, 6.08%,
                    11/1/23 (FSA)(1)                                     497,444
         3,650,000  El Dorado County Community
                    Facilities District No. 1992-1
                    Special Tax Rev., 5.60%, 9/1/09                    3,735,301
         2,500,000  El Dorado County Community
                    Facilities District No. 2001-1
                    Special Tax Rev., 6.30%, 9/1/31                    2,672,300

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         1,000,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,090,200
         4,225,000  Florin Resource Conservation
                    District COP, Series 1999 A, (Elk
                    Grove Water Works), 6.75%,
                    9/1/09, Prerefunded at 102% of
                    Par(2)                                             4,704,411
         3,785,000  Folsom Public Financing Auth.
                    Rev., Series 1997 A, 6.875%,
                    9/2/19                                             3,883,221
         2,495,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 7), 5.75%, 9/1/14                              2,629,356
         4,250,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 10), 7.00%, 9/1/24                             4,586,685
         6,500,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 14), 6.30%, 9/1/32                             6,944,860
         3,000,000  Foothill-De Anza Community
                    College District GO, 6.16%,
                    8/1/21 (MBIA)(1)                                   1,458,960
         3,000,000  Fullerton Community Facilities
                    District No. 1 Special Tax Rev.,
                    (Amerige Heights), 6.20%, 9/1/32                   3,175,920
         5,000,000  Fullerton Unified School District
                    Community Facilities District No. 1
                    Special Tax Rev., 6.375%, 9/1/31                   5,387,100
         1,600,000  Glendale Electric Works Rev.,
                    5.875%, 2/1/21, Prerefunded at
                    101% of Par (MBIA) (2)                             1,736,784
         2,630,000  Glendale Unified School District
                    GO, Series 1999 C, 6.00%,
                    9/1/22 (FSA)                                       2,828,434
         3,920,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A-1, 6.25%,
                    6/1/33                                             4,246,105
         4,750,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A-1, 6.75%,
                    6/1/39                                             5,314,633
         3,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/35 (FGIC)                                      3,068,760
        11,650,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/38 (FGIC)(4)                                  11,925,522
         3,375,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/23                              3,565,823
         2,670,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/30                                      2,686,314
         2,000,000  Highland Special Tax Rev.,
                    (Community Facilities District No.
                    01-1), 6.45%, 9/1/28                               2,122,920
         5,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                     5,364,450
           500,000  Independent Cities Finance Auth.
                    Lease Rev., Series 2006 B, (San
                    Juan Mobile Estates), 5.55%,
                    5/15/31(3)                                           495,385
         1,150,000  Independent Cities Finance Auth.
                    Lease Rev., Series 2006 B, (San
                    Juan Mobile Estates), 5.85%,
                    5/15/41(3)                                         1,156,774
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,180,740
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2005 A, 5.00%, 9/1/34
                    (Ambac)                                            5,128,100
         1,000,000  Laguna Salada Union School
                    District GO, Series 2000 C, 6.12%,
                    8/1/29 (FGIC)(1)                                     331,740
         2,500,000  Lake Elsinore School Financing
                    Auth. Rev., (Horsethief Canyon),
                    5.625%, 9/1/16                                     2,594,500
         1,225,000  Lake Elsinore Community
                    Facilities District No. 2004-3
                    Special Tax Rev., Series 2005 A,
                    (Rosetta Canyon Improvement
                    Area 1), 5.25%, 9/1/35                             1,232,656
         1,245,000  Lake Elsinore Unified School
                    District Community Facilities
                    District No.1 Special Tax Rev.,
                    (Improvement Area A), 5.40%,
                    9/1/35                                             1,265,829

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         1,100,000  Lake Elsinore Community
                    Facilities District No. 2005-1
                    Special Tax Rev., Series 2006 A,
                    (Serenity), 5.35%, 9/1/36                          1,112,991
         5,000,000  Lake Elsinore Community
                    Facilities District No. 2005-2
                    Special Tax Rev., Series 2005 A,
                    (Alberhill Ranch Improvement
                    Area A), 5.45%, 9/1/36                             5,093,650
         2,000,000  Los Angeles Community Facilities
                    District Special Tax Rev.,
                    (Cascades Business Park),
                    6.40%, 9/1/22                                      2,072,340
        11,000,000  Los Angeles Community
                    Redevelopment Agency Auth.
                    Lease Rev., (Vermont Manchester
                    Social Services Project), 5.00%,
                    9/1/37 (Ambac)                                    11,242,769
         1,500,000  Los Angeles Unified School
                    District GO, Series 2003 A, 5.00%,
                    1/1/28 (MBIA)                                      1,549,965
         7,225,000  Menlo Park Community
                    Development Agency Multifamily
                    Rev., (Las Pulgas), 5.55%, 6/1/30,
                    Prerefunded at 102% of Par
                    (Ambac) (2)                                        7,864,557
         2,105,000  Milpitas Improvement Bond Act
                    1915 Special Assessment, Series
                    1996 A, (Local Improvement
                    District 18), 6.75%, 9/2/16                        2,181,180
         4,000,000  Moreno Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-1), 6.20%, 9/1/32                         4,293,000
         4,100,000  Murrieta Community Facilities
                    District No. 2000-1 Special Tax
                    Rev., (Greer Ranch), 6.375%,
                    9/1/30                                             4,399,710
         1,920,000  Murrieta Community Facilities
                    District No. 2000-2 Special Tax
                    Rev., Series 2004 A, (The Oaks
                    Improvement Area), 6.00%,
                    9/1/34                                             2,023,776
         1,810,000  Murrieta Community Facilities
                    District No. 2003-3 Special Tax
                    Rev., (Creekside Village
                    Improvement Area No. 1),
                    5.20%, 9/1/35                                      1,812,425
         3,500,000  Oceanside Community
                    Development Commission Tax
                    Allocation Rev., (Downtown
                    Redevelopment), 5.70%, 9/1/25                      3,667,545
         2,980,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2002 A, (No. 2001-1 Morrow Hills
                    Development), 6.20%, 9/1/32                        3,177,991
         1,000,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2004 A, (No. 2001-1 Morrow Hills
                    Development), 5.50%, 9/1/29                        1,026,920
         2,000,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 1999 A, (No. 99-1 Ladera
                    Ranch), 6.50%, 8/15/09,
                    Prerefunded at 102% of Par(2)                      2,207,080
         2,200,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 1999 A, (No. 99-1 Ladera
                    Ranch), 6.70%, 8/15/09,
                    Prerefunded at 102% of Par(2)                      2,440,988
         4,590,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2000 A, (No. 01-1 Ladera
                    Ranch), 6.25%, 8/15/08,
                    Prerefunded at 100% of Par(2)                      4,844,883
         2,400,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2002 A, (No. 01-1 Ladera
                    Ranch), 6.00%, 8/15/10,
                    Prerefunded at 101% of Par(2)                      2,635,560
         2,300,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.20%, 8/15/34                             2,304,876
         3,000,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/30 (MBIA)(4)                    3,442,620
         1,150,000  Pacifica COP, (Public Safety
                    Building), 5.80%, 11/1/20 (MBIA)                   1,245,393
        10,000,000  Palmdale Water District COP,
                    5.00%, 10/1/34 (FGIC)                             10,233,999
         2,630,000  Palomar Pomerado Health Care
                    District COP, (Indian Health
                    Council Inc.), 6.25%, 10/1/29                      2,713,134
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2004 A,
                    6.125%, 9/1/34                                     3,225,450
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,452,683
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    9/1/24 (FGIC)(1)                                     414,970
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    3/1/25 (FGIC)(1)                                     403,760

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         2,900,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development), 6.20%,
                    8/1/25 (Ambac)(1)                                  1,142,397
         1,000,000  Placentia COP, (Improvement),
                    5.60%, 7/1/30                                      1,000,270
         1,750,000  Placer County Water Agency Rev.,
                    (Capital Improvement), 5.50%,
                    7/1/09, Prerefunded at 101% of
                    Par (Ambac)(2)                                     1,862,630
         2,640,000  Placer Union High School District
                    GO, Series 2000 A, 6.20%,
                    8/1/16 (FGIC)(1)                                   1,682,261
         1,600,000  Placer Union High School District
                    GO, Series 2000 A, 6.28%,
                    8/1/18 (FGIC)(1)                                     912,864
         2,925,000  Placer Union High School District
                    GO, Series 2000 A, 6.35%,
                    8/1/21 (FGIC)(1)                                   1,422,486
         2,100,000  Placer Union High School District
                    GO, Series 2000 A, 6.37%,
                    8/1/22 (FGIC)(1)                                     970,809
         3,525,000  Placer Union High School District
                    GO, Series 2000 A, 6.39%,
                    8/1/23 (FGIC)(1)                                   1,543,245
         1,000,000  Placer Union High School District
                    GO, Series 2000 A, 6.40%,
                    8/1/24 (FGIC)(1)                                     416,640
         4,835,000  Pleasant Valley School
                    District-Ventura County GO,
                    Series 2002 A, 5.85%, 8/1/31
                    (MBIA)                                             5,697,999
         1,700,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     1,700,476
         2,000,000  Rancho Cordova Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Sunridge
                    Anatolia), 5.50%, 9/1/37                           2,033,900
         1,815,000  Redondo Beach Public Financing
                    Auth. Rev., (South Bay Center
                    Redevelopment), 7.125%, 7/1/08                     1,854,277
         1,000,000  Richmond Joint Powers Financing
                    Auth. Lease Rev., Series 1995 A,
                    5.25%, 5/15/13                                     1,014,150
         1,700,000  Richmond Wastewater Rev.,
                    6.18%, 8/1/23 (FGIC)(1)                              744,260
         2,905,000  Richmond Wastewater Rev.,
                    6.20%, 8/1/26 (FGIC)(1)                            1,090,072
         2,365,000  Riverside County COP, 5.75%,
                    11/1/31 (MBIA)                                     2,593,010
         2,040,000  Riverside County Improvement
                    Bond Act 1915 Special
                    Assessment, (District No. 168 -
                    Rivercrest), 6.70%, 9/2/26                         2,177,904
         3,000,000  Riverside County Public Financing
                    Auth. Tax Allocation Rev.,
                    Series 2005 A, (Redevelopment),
                    5.00%, 10/1/35 (XLCA)                              3,068,310
         2,000,000  Riverside Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 13,
                    Improvement Area 1), 5.375%,
                    9/1/34                                             2,031,140
         4,765,000  Riverside Unified School District
                    Special Tax Rev., Series 2000 A,
                    (Community Facilities District
                    No. 7), 7.00%, 5/31/30                             5,306,447
         1,000,000  Riverside Unified School District
                    Special Tax Rev., Series 2005 A,
                    (Community Facilities District
                    No. 15), 5.25%, 9/1/30                             1,006,110
         4,315,000  Rohnert Park Finance Auth. Rev.,
                    Series 2001 A, (Las Casitas de
                    Sonoma), 6.40%, 4/15/36                            4,618,603
         5,000,000  Romoland School District Special
                    Tax Rev., (Community Facilities
                    District No. 1, Improvement
                    Area 1), 5.40%, 9/1/36                             5,065,300
           635,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 5.60%, 9/1/07                       643,465
           645,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 5.70%, 9/1/08                       660,577
         1,500,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 6.30%, 9/1/21                     1,543,140
         4,000,000  Sacramento Municipal Utilities
                    District Electric Rev., Series 1997
                    K, 5.25%, 7/1/24 (Ambac)                           4,439,400
         4,000,000  Sacramento Special Tax Rev.,
                    (North Natomas Community
                    Facilities), 6.30%, 9/1/26                         4,212,720
         1,975,000  San Buenaventura COP,
                    (Wastewater Revenue), 5.00%,
                    3/1/29 (MBIA)                                      2,025,224

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         3,765,000  San Diego County Improvement
                    Bond Act 1915 Special
                    Assessment, 6.25%, 9/2/12                          3,895,495
         1,250,000  San Francisco City and County
                    Redevelopment Agency Lease
                    Rev., (George R. Moscone),
                    7.05%, 7/1/13(1)                                     910,775
         1,500,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., (Area 3-A),
                    5.00%, 10/1/10, Prerefunded at
                    102% of Par(2) (Ambac)                             1,606,995
         2,790,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series 2004 A,
                    5.45%, 9/1/24                                      2,848,199
         5,000,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series 2004 A,
                    5.00%, 9/1/34 (FGIC)                               5,112,250
         3,005,000  Santa Barbara County Rev.,
                    5.50%, 9/1/22 (Ambac)                              3,250,238
         2,875,000  Santa Monica Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2006 A, (Earthquake
                    Recovery Redevelopment Project),
                    5.00%, 7/1/28 (FGIC)                               2,972,693
         2,000,000  Saugus Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-1),
                    5.30%, 9/1/36                                      2,018,320
         7,755,000  Shasta Lake Public Finance Auth.
                    Rev., (Electrical Enterprise),
                    6.25%, 4/1/13, Prerefunded at
                    102% of Par(2)                                     8,975,326
         2,160,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%, 9/2/33                 2,354,314
           500,000  Southern California Public Power
                    Auth. Rev., (Pooled Project),
                    6.75%, 7/1/10 (FSA)                                  557,385
         2,400,000  Southern California Public Power
                    Auth. Rev., (Transmission), 6.35%,
                    7/1/14 (MBIA)(1)                                   1,701,600
         1,250,000  Southern California Public Power
                    Auth. Rev., (Transmission), 6.35%,
                    7/1/15 (MBIA)(1)                                     843,313
         1,200,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of Par(2)
                    (Ambac)                                            1,319,496
         4,195,000  Stockton Community Facilities
                    District Special Tax Rev., (Spanos
                    Park West No. 2001-1), 6.375%,
                    9/1/32, Prerefunded at 102% of
                    Par(2)                                             4,805,834
         5,000,000  Sunnyvale Special Tax Rev.,
                    (Community Facilities District
                    No. 1), 7.75%, 8/1/32                              5,446,750
         2,690,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/22 (FGIC)(1)                            1,243,560
         2,220,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/23 (FGIC)(1)                              971,916
         2,000,000  Tustin Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 97-1),
                    6.375%, 9/1/08, Prerefunded
                    at 102% of Par(2)                                  2,158,200
         1,500,000  University of California Rev.,
                    Series 2003 A, 5.00%,
                    5/15/23 (Ambac)                                    1,557,585
         2,500,000  Val Verde Unified School District
                    Special Tax Rev., 5.40%, 9/1/30                    2,560,175
         2,600,000  Val Verde Unified School District
                    Special Tax Rev., 5.45%, 9/1/36                    2,661,958
         2,500,000  West Basin Municipal Water
                    District COP, Series 2003 A,
                    5.00%, 8/1/30 (MBIA)                               2,564,150
         1,740,000  West Sacramento Special Tax
                    Rev., 5.30%, 9/1/35                                1,755,938
         3,235,000  West Sacramento Special Tax
                    Rev., (Community Facilities District
                    No. 10), 6.75%, 9/1/26,
                    Prerefunded at 102% of Par(2)                      3,563,158
         1,000,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 10), 6.20%, 9/1/29,
                    Prerefunded at 102% of Par(2)                      1,084,830
         2,080,000  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/25 (MBIA)                                      2,149,077
         2,270,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 5.70%,
                    9/1/24                                             2,377,870
         2,000,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 6.00%,
                    9/1/31                                             2,119,120

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
         2,895,000  Yuba City Unified School District
                    GO, 6.05%, 9/1/24 (FGIC)(1)                        1,200,904
         1,500,000  Yuba City Unified School District
                    GO, 6.05%, 3/1/25 (FGIC)(1)                          605,190
                                                                 ---------------
                                                                     470,820,631
                                                                 ---------------
PUERTO RICO - 5.4%
         3,679,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    8/4/06 (Acquired 2/21/06,
                    Cost $3,679,000)(5)                                3,674,291
         1,500,000  Government Development Bank
                    of Puerto Rico Rev., 3.90%,
                    8/4/06 (Acquired 2/23/06,
                    Cost $1,500,000)(5)                                1,498,215
         5,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    8/4/06 (Acquired 4/5/06,
                    Cost $5,000,000)(5)                                4,995,800
         1,800,000  Government Development Bank
                    of Puerto Rico Rev., 4.75%,
                    8/7/06 (Acquired 5/11/06,
                    Cost $1,800,000)(5)                                1,800,576
         3,325,000  Government Development Bank
                    of Puerto Rico Rev., 4.75%,
                    8/10/06 (Acquired 5/5/06,
                    Cost $3,325,000)(5)                                3,326,097
        12,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.87%,
                    10/6/06 (Acquired 1/24/06,
                    Cost $12,000,000)(5)                              11,962,440
                                                                 ---------------
                                                                      27,257,419
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           498,078,050
(Cost $472,886,358)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.6%
CALIFORNIA - 2.6%
           400,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F5, VRDN, 3.62%,
                    6/1/06 (LOC: Citibank N.A.)                          400,000
         2,200,000  California Department of Water
                    Resources Rev., Series 2002 B2,
                    VRDN, 3.62%, 6/1/06
                    (LOC: BNP Paribas)                                 2,200,000
           200,000  California Department of Water
                    Resources Rev., Series 2002 C7,
                    VRDN, 3.40%, 6/1/06 (FSA)
                    (SBBPA: Dexia Credit Local)                          200,000
         1,850,000  California GO, (PT 2831), VRDN,
                    3.50%, 6/1/06 (Ambac) (SBBPA:
                    Dexia Credit Local) (Acquired
                    5/31/06, Cost $1,850,000)(5)                       1,850,000
         3,850,000  California GO, Series 2003 A1,
                    VRDN, 3.59%, 6/1/06 (LOC:
                    Westdeutsche Landesbank AG
                    and JP Morgan Chase Bank)(4)                       3,850,000
         1,766,000  California GO, Series 2003 B,
                    VRDN, 3.20%, 6/7/06 (LOC: BNP
                    Paribas, Bank of New York, and
                    California Teacher's Retirement)                   1,766,000
         2,580,000  Southern California Logistics
                    Airport Auth. Tax Allocation Rev.,
                    (PA 1323), VRDN, 3.51%, 6/1/06
                    (RADIAN) (SBBPA: Merrill Lynch
                    Services, Inc.) (Acquired 5/31/06,
                    Cost $2,580,000)(5)                                2,580,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 12,846,000
(Cost $12,846,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.6%                                 510,924,050
                                                                 ---------------
(Cost $485,732,358)

OTHER ASSETS AND LIABILITIES - (1.6)%                                (7,998,359)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 502,925,691
                                                                 ===============

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
125 U.S. Treasury 10-Year Notes   September 2006     $13,115,234      $ 108,117
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.
XLCA = XL Capital Ltd.
(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) When-issued security.
(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006, was $32,300,876, which represented 6.4% of total net assets.

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $485,732,358
                                                                 ===============
Gross tax appreciation of investments                              $ 25,384,790
Gross tax depreciation of investments                                  (193,098)
                                                                 ---------------
Net tax appreciation of investments                                $ 25,191,692
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  William M. Lyons
         -------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    July 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    July 21, 2006

By:      /s/  Maryanne L. Roepke
         ------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    July 21, 2006